ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Allowance for Loan Losses (Details)	12 Months Ended
Dec. 31, 2024 item segment
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
BCRA threshold credit risk situation	2
Number of segments | segment	3
Number of scenarios considered to estimate credit losses captured non linealrities	3
Minimum
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Behavior rating probability of default	30.00%
Minimum | Corporate Banking
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Past due accounts that raises significant increase in credit risk	31 days
Maximum
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Number of notes	2
Maximum | Corporate Banking
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Past due accounts that raises significant increase in credit risk	90 days
Personal and Business Banking
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Probably of default that raises significant increase in credit risk	30.00%
Period past for financial instruments in default and credit impaired	90 days
Personal and Business Banking | Minimum
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Past due accounts that raises significant increase in credit risk	31 days
Personal and Business Banking | Maximum
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Past due accounts that raises significant increase in credit risk	90 days
Corporate Banking
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Period past for financial instruments in default and credit impaired	90 days